Other Assets and Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Other Assets And Liabilities [Abstract]
Other Assets and Liabilities
11.	Other Assets and Liabilities

Receivables related to supplier allowances totaling $74.0 million and $90.8 million were included in “Accounts receivable” in the Condensed Consolidated Balance Sheets as of March 31, 2018 and December 31, 2017, respectively.

Current and non-current prepaid customer rebates, net of allowances, were $53.9 million and $40.7 million as of March 31, 2018, and December 31, 2017, respectively, and are included as a component of “Other current assets” and “Other long-term assets”. Accrued customer rebates of $36.8 million and $49.2 million as of March 31, 2018 and December 31, 2017, respectively, were included in “Accrued liabilities” in the Condensed Consolidated Balance Sheets.

16.  Other Assets and Liabilities

Other assets and liabilities as of December 31, 2017 and 2016 were as follows (in thousands):

	As of December 31,
	2017	2016
Other Current Assets:
Investment in deferred compensation	$784	$549
Short-term prepaid assets	25,290	23,951
Income tax prepayments	12,767	2,733
Other	4,203	4,867

Total other current assets	$43,044	$32,100

Other Long-Term Assets:
Investment in deferred compensation	$3,674	$4,776
Long-term prepaid assets	25,573	34,307
Long-term deferred tax asset	8,662	3,423
Other	4,225	2,703

Total other long-term assets	$42,134	$45,209

Other Long-Term Liabilities:
Accrued pension obligation	$43,331	$40,165
Deferred rent	25,019	22,561
Deferred directors compensation	3,652	4,786
Long-term swap liability	581	205
Long-term income tax liability	5,659	3,999
Long-term merger expenses	190	1,812
Long-term workers compensation liability	9,124	9,517
Other	1,666	1,602

Total other long-term liabilities	$89,222	$84,647